Subordinated loans - Schedule of Subordinated Loans by Group Companies (Detail) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Subordinated loans	€ 14,205	€ 13,724	€ 15,968
ING Groep N.V. [member]
Disclosure of detailed information about borrowings [line items]
Subordinated loans	10,651	10,355
ING Group Companies [member]
Disclosure of detailed information about borrowings [line items]
Subordinated loans	€ 3,554	€ 3,370